Segment Financial Data (By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Document Fiscal Year Focus	2014
United States Export Sales	$ 13,769	$ 12,171	$ 9,201
External Net Sales by Geography	65,100	62,626	57,708
Operating profit by Geography	9,769	9,209	7,684
Long-Lived Assets by Geography	9,276	8,866	8,518
United States Operations
External Net Sales by Geography	38,155	35,994	32,175
Operating profit by Geography	5,236	4,780	3,663
Long-Lived Assets by Geography	4,798	4,483	4,311
Europe [Member]
United States Export Sales	4,960	4,489	3,117
External Net Sales by Geography	12,630	12,652	11,823
Operating profit by Geography	2,292	2,419	2,100
Long-Lived Assets by Geography	1,645	1,796	1,804
Asia Pacific [Member]
United States Export Sales	4,508	4,517	2,998
External Net Sales by Geography	8,795	8,696	8,733
Operating profit by Geography	1,719	1,773	1,648
Long-Lived Assets by Geography	1,020	957	947
Other
United States Export Sales	4,301	3,165	3,086
External Net Sales by Geography	5,513	5,274	4,964
Operating profit by Geography	749	696	772
Long-Lived Assets by Geography	1,383	1,203	1,122
Eliminations and other
External Net Sales by Geography	7	10	13
Operating profit by Geography	(227)	(459)	(499)
Long-Lived Assets by Geography	$ 430	$ 427	$ 334